Offerings	May 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	EUR1,000,000,000 4.125% Senior Notes due 2031
Amount Registered | shares	1,130,000,000
Proposed Maximum Offering Price per Unit	0.99349
Maximum Aggregate Offering Price	$ 1,122,643,700
Amount of Registration Fee	$ 171,876.75
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the euro/dollar rate of exchange of €1/$1.13 as of May 20, 2025, as reported by Bloomberg.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$500,000,000 6.000% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99256
Maximum Aggregate Offering Price	$ 496,280,000
Amount of Registration Fee	$ 75,980.47
Offering Note
(2)	Calculated in accordance with Rule 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$700,000,000 5.750% Senior Notes due 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99418
Maximum Aggregate Offering Price	$ 695,926,000
Amount of Registration Fee	$ 106,546.27
Offering Note
(2)	Calculated in accordance with Rule 457(r) under the Securities Act.